Quarterly Holdings Report
for
Fidelity® SAI International Quality Index Fund
July 31, 2026

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IQI-NPRT3-0926
1.9898215.106
Common Stocks - 98.6%
	Shares	Value ($)
AUSTRALIA - 4.3%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.3%
Telstra Group Ltd	1,666,580	5,883,652
Interactive Media & Services - 0.2%
REA Group Ltd	21,240	2,398,728
SEEK Ltd	151,130	1,559,313
		3,958,041
TOTAL COMMUNICATION SERVICES		9,841,693
Consumer Discretionary - 2.1%
Broadline Retail - 1.4%
Wesfarmers Ltd	478,171	29,950,404
Hotels, Restaurants & Leisure - 0.6%
Aristocrat Leisure Ltd	259,228	11,651,020
Specialty Retail - 0.1%
JB Hi-Fi Ltd	46,256	2,660,974
TOTAL CONSUMER DISCRETIONARY		44,262,398
Financials - 1.0%
Capital Markets - 0.3%
ASX Ltd	81,856	3,157,491
HUB24 Ltd	34,451	2,051,411
		5,208,902
Insurance - 0.7%
Medibank Pvt Ltd	1,165,144	4,223,346
QBE Insurance Group Ltd	636,961	11,047,939
		15,271,285
TOTAL FINANCIALS		20,480,187
Health Care - 0.2%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	27,552	2,309,092
Health Care Technology - 0.1%
Pro Medicus Ltd	23,425	2,664,803
TOTAL HEALTH CARE		4,973,895
Industrials - 0.1%
Construction & Engineering - 0.1%
Ventia Services Group Pty Ltd	349,610	1,425,820
Information Technology - 0.2%
Software - 0.2%
Technology One Ltd	128,806	2,809,340
WiseTech Global Ltd	89,187	2,298,789
TOTAL INFORMATION TECHNOLOGY		5,108,129
Materials - 0.2%
Metals & Mining - 0.2%
Perseus Mining Ltd	571,669	1,956,980
Ramelius Resources Ltd	814,321	1,751,307
TOTAL MATERIALS		3,708,287
TOTAL AUSTRALIA		89,800,409
AUSTRIA - 0.1%
Industrials - 0.1%
Machinery - 0.1%
ANDRITZ AG	30,232	2,830,797
BELGIUM - 1.8%
Consumer Staples - 1.0%
Beverages - 1.0%
Anheuser-Busch InBev SA/NV	211,036	18,329,318
Financials - 0.2%
Insurance - 0.2%
Ageas SA/NV	60,643	5,028,001
Health Care - 0.6%
Pharmaceuticals - 0.6%
UCB SA	51,020	13,114,035
TOTAL BELGIUM		36,471,354
CHINA - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Chow Tai Fook Jewellery Group Ltd (d)	918,200	1,448,298
DENMARK - 3.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Pandora A/S	33,423	4,186,898
Financials - 0.1%
Banks - 0.1%
Ringkjoebing Landbobank A/S	10,743	2,887,119
Health Care - 2.9%
Biotechnology - 0.1%
Zealand Pharma A/S (c)	27,230	1,277,063
Pharmaceuticals - 2.8%
ALK-Abello A/S Series B	55,705	1,907,823
Novo Nordisk A/S Series B	1,170,335	55,358,694
		57,266,517
TOTAL HEALTH CARE		58,543,580
TOTAL DENMARK		65,617,597
FINLAND - 1.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Elisa Oyj A Shares	60,884	2,455,888
Health Care - 0.2%
Pharmaceuticals - 0.2%
Orion Oyj B Shares	46,373	4,336,825
Industrials - 1.0%
Machinery - 1.0%
Kone Oyj B Shares	164,889	9,526,102
Konecranes Oyj A Shares	89,489	2,790,372
Wartsila OYJ Abp	205,280	6,945,325
TOTAL INDUSTRIALS		19,261,799
TOTAL FINLAND		26,054,512
FRANCE - 7.2%
Communication Services - 0.5%
Media - 0.5%
Publicis Groupe SA	95,776	10,222,225
Consumer Discretionary - 3.7%
Textiles, Apparel & Luxury Goods - 3.7%
Hermes International SCA	14,739	26,115,654
LVMH Moet Hennessy Louis Vuitton SE	93,645	51,423,773
TOTAL CONSUMER DISCRETIONARY		77,539,427
Consumer Staples - 2.1%
Personal Care Products - 2.1%
L'Oreal SA	97,106	43,250,562
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Gaztransport Et Technigaz SA	15,704	3,543,944
Health Care - 0.2%
Pharmaceuticals - 0.2%
Ipsen SA	16,311	3,144,869
Industrials - 0.2%
Professional Services - 0.2%
Bureau Veritas SA	147,867	4,716,385
Information Technology - 0.3%
Software - 0.3%
Dassault Systemes SE	278,165	6,471,513
TOTAL FRANCE		148,888,925
GERMANY - 9.4%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Scout24 SE (b)(e)	31,096	2,666,068
Consumer Staples - 0.2%
Personal Care Products - 0.2%
Beiersdorf AG (d)	37,816	3,512,769
Financials - 6.1%
Capital Markets - 1.2%
Deutsche Boerse AG	79,665	23,996,471
flatexDEGIRO SE	36,344	1,521,336
		25,517,807
Insurance - 4.9%
Allianz SE	124,339	61,933,559
Hannover Rueck SE	25,511	7,372,153
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	55,272	33,201,898
		102,507,610
TOTAL FINANCIALS		128,025,417
Industrials - 0.3%
Machinery - 0.3%
Gea Group Ag	61,301	4,357,992
Rational AG	2,165	1,682,688
TOTAL INDUSTRIALS		6,040,680
Information Technology - 2.7%
Software - 2.7%
Nemetschek SE	25,898	1,733,621
SAP SE	294,273	53,938,822
TOTAL INFORMATION TECHNOLOGY		55,672,443
TOTAL GERMANY		195,917,377
HONG KONG - 2.3%
Financials - 2.0%
Capital Markets - 1.3%
Hong Kong Exchanges & Clearing Ltd	504,200	26,270,258
Insurance - 0.7%
Prudential PLC	1,074,156	16,143,007
TOTAL FINANCIALS		42,413,265
Utilities - 0.3%
Electric Utilities - 0.3%
CK Infrastructure Holdings Ltd	254,500	2,031,483
Power Assets Holdings Ltd	577,000	4,344,569
TOTAL UTILITIES		6,376,052
TOTAL HONG KONG		48,789,317
ISRAEL - 2.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Bezeq The Israeli Telecommunication Corp Ltd	1,174,034	2,812,457
Financials - 2.0%
Banks - 1.4%
Bank Hapoalim BM	555,578	13,510,916
Bank Leumi Le-Israel BM	379,343	8,984,341
First International Bank of Israel Ltd	22,072	1,707,123
Mizrahi Tefahot Bank Ltd	64,890	4,834,109
		29,036,489
Capital Markets - 0.1%
Plus500 Ltd	29,709	1,565,576
Tel Aviv Stock Exchange Ltd	36,828	1,421,791
		2,987,367
Insurance - 0.5%
Harel Insurance Investments & Financial Services Ltd	47,011	2,702,383
Menora Mivtachim Holdings Ltd	8,985	1,408,085
Phoenix Financial Ltd	96,465	5,428,425
		9,538,893
TOTAL FINANCIALS		41,562,749
TOTAL ISRAEL		44,375,206
ITALY - 1.9%
Consumer Discretionary - 1.2%
Automobiles - 1.0%
Ferrari NV (Italy)	51,687	20,270,934
Textiles, Apparel & Luxury Goods - 0.2%
Moncler SpA	94,173	5,332,044
TOTAL CONSUMER DISCRETIONARY		25,602,978
Financials - 0.6%
Banks - 0.3%
FinecoBank Banca Fineco SpA	258,741	7,068,319
Capital Markets - 0.2%
Azimut Holding SpA	47,273	2,001,167
Banca Generali SpA	24,224	1,825,481
		3,826,648
Financial Services - 0.1%
Banca Mediolanum SpA	91,454	2,443,512
TOTAL FINANCIALS		13,338,479
Health Care - 0.1%
Pharmaceuticals - 0.1%
Recordati Industria Chimica e Farmaceutica SpA	19,901	1,185,307
TOTAL ITALY		40,126,764
JAPAN - 22.2%
Communication Services - 0.3%
Entertainment - 0.3%
Capcom Co Ltd	144,300	3,624,869
Nexon Co Ltd	171,500	2,687,826
TOTAL COMMUNICATION SERVICES		6,312,695
Consumer Discretionary - 3.4%
Automobile Components - 0.2%
Niterra Co Ltd	69,700	4,070,385
Leisure Products - 0.4%
Bandai Namco Holdings Inc	273,800	7,931,775
Specialty Retail - 2.4%
Fast Retailing Co Ltd	88,800	43,482,632
Sanrio Co Ltd	448,400	3,598,015
USS Co Ltd	174,500	2,203,739
		49,284,386
Textiles, Apparel & Luxury Goods - 0.4%
Asics Corp	309,400	9,122,486
TOTAL CONSUMER DISCRETIONARY		70,409,032
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Inpex Corp	388,900	8,963,627
Financials - 3.0%
Capital Markets - 0.2%
Japan Exchange Group Inc	436,500	5,937,756
Insurance - 2.8%
MS&AD Insurance Group Holdings Inc	511,500	15,745,796
Tokio Marine Holdings Inc	818,200	41,700,709
		57,446,505
TOTAL FINANCIALS		63,384,261
Health Care - 2.6%
Health Care Equipment & Supplies - 1.7%
Asahi Intecc Co Ltd	99,900	2,253,858
Hoya Corp	143,200	21,897,719
Sysmex Corp	201,500	2,034,647
Terumo Corp	623,700	9,149,613
		35,335,837
Pharmaceuticals - 0.9%
Chugai Pharmaceutical Co Ltd	269,900	11,711,326
Shionogi & Co Ltd	338,700	6,124,133
		17,835,459
TOTAL HEALTH CARE		53,171,296
Industrials - 3.5%
Ground Transportation - 0.1%
Seibu Holdings Inc	104,800	2,346,983
Machinery - 0.8%
FANUC Corp	390,700	15,743,452
Professional Services - 2.6%
BayCurrent Inc	56,500	2,548,382
Recruit Holdings Co Ltd	661,600	52,319,873
		54,868,255
TOTAL INDUSTRIALS		72,958,690
Information Technology - 8.5%
Electronic Equipment, Instruments & Components - 2.5%
Azbil Corp	199,300	2,063,755
Dexerials Corp	73,900	1,491,735
Hirose Electric Co Ltd	12,900	2,173,764
Keyence Corp	84,400	42,333,945
Maruwa Co Ltd/Aichi	3,600	1,218,979
Yokogawa Electric Corp	101,800	3,630,669
		52,912,847
IT Services - 0.5%
Nomura Research Institute Ltd	184,400	5,455,207
Obic Co Ltd	139,000	3,987,015
		9,442,222
Semiconductors & Semiconductor Equipment - 5.4%
Advantest Corp	288,000	56,903,600
Disco Corp	39,900	14,261,633
Lasertec Corp	33,900	7,787,925
Tokyo Electron Ltd	91,100	30,458,128
		109,411,286
Software - 0.1%
Trend Micro Inc/Japan (d)	53,000	2,135,469
TOTAL INFORMATION TECHNOLOGY		173,901,824
Materials - 0.4%
Chemicals - 0.4%
Nissan Chemical Corp (d)	57,400	2,668,102
Nitto Denko Corp	285,900	6,037,184
TOTAL MATERIALS		8,705,286
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Daito Trust Construction Co Ltd	129,700	2,737,717
TOTAL JAPAN		460,544,428
MEXICO - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Fresnillo PLC	77,940	2,599,830
NETHERLANDS - 7.1%
Communication Services - 0.4%
Entertainment - 0.4%
Universal Music Group NV	442,316	7,298,020
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Koninklijke Vopak NV	23,925	1,351,314
Financials - 0.7%
Financial Services - 0.7%
Adyen NV (b)(c)(e)	13,330	13,559,493
Industrials - 0.4%
Professional Services - 0.4%
Arcadis NV	30,993	1,451,742
Wolters Kluwer NV	98,371	7,722,976
TOTAL INDUSTRIALS		9,174,718
Information Technology - 5.6%
Semiconductors & Semiconductor Equipment - 5.6%
ASM International NV	19,617	18,124,220
ASML Holding NV	55,683	91,762,549
BE Semiconductor Industries NV	31,241	7,142,067
TOTAL INFORMATION TECHNOLOGY		117,028,836
TOTAL NETHERLANDS		148,412,381
NEW ZEALAND - 0.3%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Fisher & Paykel Healthcare Corp Ltd	248,460	5,942,371
NORWAY - 0.5%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Var Energi ASA	390,780	1,946,169
Financials - 0.1%
Insurance - 0.1%
Gjensidige Forsikring ASA	80,384	2,393,497
Industrials - 0.3%
Aerospace & Defense - 0.3%
Kongsberg Gruppen ASA	186,069	5,815,208
TOTAL NORWAY		10,154,874
SINGAPORE - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Singapore Exchange Ltd	344,600	6,569,526
SPAIN - 2.5%
Consumer Discretionary - 2.1%
Hotels, Restaurants & Leisure - 0.6%
Amadeus IT Group SA Class A	190,594	11,762,887
Specialty Retail - 1.5%
Industria de Diseno Textil SA	474,685	30,979,670
TOTAL CONSUMER DISCRETIONARY		42,742,557
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Aena SME SA (b)(e)	309,649	9,526,674
TOTAL SPAIN		52,269,231
SWEDEN - 2.4%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Tele2 AB B Shares	234,503	4,062,549
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Evolution AB (b)(c)	61,417	4,696,799
Financials - 0.2%
Capital Markets - 0.2%
Avanza Bank Holding AB	50,748	2,085,943
Nordnet AB	55,045	2,109,956
TOTAL FINANCIALS		4,195,899
Health Care - 0.1%
Health Care Technology - 0.1%
Sectra AB B Shares	56,215	1,577,435
Industrials - 1.7%
Industrial Conglomerates - 0.0%
Lifco AB B Shares	5,792	197,077
Machinery - 1.7%
Atlas Copco AB A Shares	1,653,742	34,943,283
TOTAL INDUSTRIALS		35,140,360
TOTAL SWEDEN		49,673,042
SWITZERLAND - 9.1%
Financials - 2.9%
Capital Markets - 0.5%
Partners Group Holding AG	9,150	7,605,665
Swissquote Group Holding SA	46,042	2,385,106
		9,990,771
Insurance - 2.4%
Zurich Insurance Group AG	64,919	49,450,632
TOTAL FINANCIALS		59,441,403
Health Care - 0.6%
Health Care Equipment & Supplies - 0.6%
Sonova Holding AG	20,938	5,697,767
Straumann Holding AG	47,696	5,906,687
TOTAL HEALTH CARE		11,604,454
Industrials - 4.5%
Building Products - 0.6%
Belimo Holding AG	4,163	4,325,462
Geberit AG	13,347	8,786,287
		13,111,749
Electrical Equipment - 2.6%
ABB Ltd	501,553	49,482,686
Accelleron Industries AG	39,980	3,602,626
		53,085,312
Machinery - 0.9%
Georg Fischer AG	32,618	2,087,923
Schindler Holding AG participation certificate	25,747	8,108,338
VAT Group AG (b)(e)	11,423	8,505,964
		18,702,225
Professional Services - 0.4%
SGS SA	70,044	8,298,366
TOTAL INDUSTRIALS		93,197,652
Information Technology - 0.3%
Software - 0.0%
Temenos AG	23,425	1,939,890
Technology Hardware, Storage & Peripherals - 0.3%
Logitech International SA	59,860	6,077,443
TOTAL INFORMATION TECHNOLOGY		8,017,333
Materials - 0.8%
Chemicals - 0.8%
EMS-Chemie Holding AG	2,870	2,902,128
Givaudan SA	3,438	13,735,840
TOTAL MATERIALS		16,637,968
TOTAL SWITZERLAND		188,898,810
UNITED KINGDOM - 9.9%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Autotrader Group PLC (b)(e)	353,453	2,495,798
Rightmove PLC	322,605	2,020,038
TOTAL COMMUNICATION SERVICES		4,515,836
Consumer Discretionary - 0.6%
Broadline Retail - 0.5%
Next PLC	48,692	9,741,979
Leisure Products - 0.1%
Games Workshop Group PLC	13,980	3,602,503
TOTAL CONSUMER DISCRETIONARY		13,344,482
Consumer Staples - 3.4%
Personal Care Products - 2.8%
Unilever PLC	910,385	57,925,599
Tobacco - 0.6%
Imperial Brands PLC	314,678	11,942,307
TOTAL CONSUMER STAPLES		69,867,906
Financials - 1.2%
Capital Markets - 0.9%
3i Group PLC	433,522	16,689,639
IG Group Holdings PLC	142,269	2,799,448
		19,489,087
Insurance - 0.3%
Admiral Group PLC	114,039	5,797,415
TOTAL FINANCIALS		25,286,502
Health Care - 2.2%
Pharmaceuticals - 2.2%
GSK PLC	1,724,480	44,841,416
Industrials - 2.0%
Machinery - 0.3%
IMI PLC	104,502	4,135,138
Rotork PLC	349,124	2,287,726
		6,422,864
Passenger Airlines - 0.3%
International Consolidated Airlines Group SA	964,661	5,654,759
Professional Services - 1.3%
RELX PLC	767,403	26,991,067
Trading Companies & Distributors - 0.1%
Howden Joinery Group PLC	228,052	2,423,510
TOTAL INDUSTRIALS		41,492,200
Information Technology - 0.3%
IT Services - 0.0%
Softcat PLC	55,810	1,451,706
Software - 0.3%
Sage Group PLC/The	401,785	5,269,934
TOTAL INFORMATION TECHNOLOGY		6,721,640
TOTAL UNITED KINGDOM		206,069,982
UNITED STATES - 10.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
InterContinental Hotels Group PLC	64,157	10,310,030
Health Care - 9.3%
Pharmaceuticals - 9.3%
Haleon PLC	3,768,223	18,447,564
Novartis AG	431,634	67,504,059
Roche Holding AG	158,559	69,350,563
Sanofi SA	454,025	39,096,857
TOTAL HEALTH CARE		194,399,043
Industrials - 0.7%
Professional Services - 0.7%
Experian PLC	386,653	14,588,308
TOTAL UNITED STATES		219,297,381
TOTAL COMMON STOCKS (Cost $1,760,462,226)		2,050,752,412

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 8/13/2026 (h) (Cost $874,946)	3.64	876,000	875,123

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	22,388,046	22,392,524
Fidelity Securities Lending Cash Central Fund (i)(j)	3.72	7,185,975	7,186,693
TOTAL MONEY MARKET FUNDS (Cost $29,579,217)			29,579,217

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,790,916,389)	2,081,206,752
NET OTHER ASSETS (LIABILITIES) - 0.0% (f)	800,988
NET ASSETS - 100.0%	2,082,007,740

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
ICE MSCI EAFE Index Contracts (United States)	197	9/2026	31,345,655	287,441

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,450,796 or 2.0% of net assets.

(c)	Non-income producing.
(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $36,753,997 or 1.8% of net assets.

(f)	Includes $242,588 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $875,123.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	16,554,665	311,433,160	305,592,470	610,855	(2,831)	-	22,392,524	22,388,046
Fidelity Securities Lending Cash Central Fund	21,806,250	41,248,000	55,869,907	69,758	2,350	-	7,186,693	7,185,975
	38,360,915	352,681,160	361,462,377	680,613	(481)	-	29,579,217

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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